Summary of Significant Accounting Policies - Restructuring Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Restructuring Costs [Abstract]
Restructuring costs		$ 16,400,000
Restructuring reserve [Roll Forward]
Balance at beginning of period	$ 16,400,000	12,900,000
Costs paid or utilized	(11,900,000)	(12,900,000)
Severance Costs		13,100,000
Office closure costs		3,300,000
Balance at end of year	4,500,000	16,400,000
Reportable segments | Americas
Restructuring reserve [Roll Forward]
Balance at beginning of period	3,500,000	1,100,000
Costs paid or utilized	(3,100,000)	(800,000)
Severance Costs		2,500,000
Office closure costs		700,000
Balance at end of year	400,000	3,500,000
Reportable segments | Americas | United States | Reportable subsegments
Restructuring reserve [Roll Forward]
Balance at beginning of period	2,900,000	1,000,000
Costs paid or utilized	(2,500,000)	(1,100,000)
Severance Costs		2,300,000
Office closure costs		700,000
Balance at end of year	400,000	2,900,000
Reportable segments | Southern Europe
Restructuring reserve [Roll Forward]
Balance at beginning of period	1,700,000	2,300,000
Costs paid or utilized	(400,000)	(600,000)
Severance Costs		0
Office closure costs		0
Balance at end of year	1,300,000	1,700,000
Reportable segments | Southern Europe | France | Reportable subsegments
Restructuring reserve [Roll Forward]
Balance at beginning of period	1,500,000	2,100,000
Costs paid or utilized	(200,000)	(600,000)
Balance at end of year	1,300,000	1,500,000
Reportable segments | Southern Europe | Italy | Reportable subsegments
Restructuring reserve [Roll Forward]
Balance at beginning of period	0	0
Balance at end of year	0	0
Reportable segments | Northern Europe(3)
Restructuring reserve [Roll Forward]
Balance at beginning of period	8,500,000	5,800,000
Costs paid or utilized	(5,900,000)	(6,300,000)
Severance Costs		8,600,000
Office closure costs		400,000
Balance at end of year	2,600,000	8,500,000
Reportable segments | APME
Restructuring reserve [Roll Forward]
Balance at beginning of period	1,700,000	500,000
Costs paid or utilized	(1,600,000)	(1,700,000)
Severance Costs		900,000
Office closure costs		2,000,000
Balance at end of year	100,000	1,700,000
Reportable segments | Right Management
Restructuring reserve [Roll Forward]
Balance at beginning of period	800,000	2,300,000
Costs paid or utilized	(700,000)	(2,800,000)
Severance Costs		1,100,000
Office closure costs		200,000
Balance at end of year	100,000	800,000
Corporate
Restructuring reserve [Roll Forward]
Balance at beginning of period	200,000	900,000
Costs paid or utilized	(200,000)	(700,000)
Severance Costs		0
Office closure costs		0
Balance at end of year	$ 0	$ 200,000